Fair Value and Fair Value Hierarchy of Financial Instruments - Summary of Fair Value Measurement Hierarchy of Financial Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure Fair Value Measurement Hierarchy Of Financial Instruments [Line Items]
Financial assets at fair value through profit or loss	$ 185,603	$ 0
Warrant liability	67,000	87,900
Warrant liability
Disclosure Fair Value Measurement Hierarchy Of Financial Instruments [Line Items]
Warrant liability	67,000	87,900
Quoted prices in active markets (Level 1)
Disclosure Fair Value Measurement Hierarchy Of Financial Instruments [Line Items]
Financial assets at fair value through profit or loss	185,603
Quoted prices in active markets (Level 1) | Warrant liability
Disclosure Fair Value Measurement Hierarchy Of Financial Instruments [Line Items]
Warrant liability	0	0
Significant observable inputs (Level 2)
Disclosure Fair Value Measurement Hierarchy Of Financial Instruments [Line Items]
Financial assets at fair value through profit or loss	0
Significant observable inputs (Level 2) | Warrant liability
Disclosure Fair Value Measurement Hierarchy Of Financial Instruments [Line Items]
Warrant liability	67,000	87,900
Significant unobservable inputs (Level 3)
Disclosure Fair Value Measurement Hierarchy Of Financial Instruments [Line Items]
Financial assets at fair value through profit or loss	0
Significant unobservable inputs (Level 3) | Warrant liability
Disclosure Fair Value Measurement Hierarchy Of Financial Instruments [Line Items]
Warrant liability	$ 0	$ 0